ALLIANCE
                 ----------------------------------------------
                                VARIABLE PRODUCTS
                 ----------------------------------------------
                                   SERIES FUND
                 ----------------------------------------------
                             MONEY MARKET PORTFOLIO
                 ----------------------------------------------

                               SEMI-ANNUAL REPORT

                                  JUNE 30, 2002

                          Investment Products Offered
                          ---------------------------
                          > Are Not FDIC Insured
                          > May Lose Value
                          > Are Not Bank Guaranteed
                          ---------------------------

MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 2002 (unaudited)                Alliance Variable Products Series Fund
===============================================================================

                                                 Principal
                                                   Amount
Company                                            (000)           U.S. $ Value
-------------------------------------------------------------------------------
U.S. GOVERNMENT AGENCY OBLIGATIONS - 60.0%
Federal Home Loan Bank
   1.74%, 9/09/02 ...........................   $       4,000     $   3,986,467
Federal Home Loan Mortgage Corp.
   1.72%, 8/20/02 ...........................          17,000        16,959,389
   1.74%, 9/12/02 ...........................           4,000         3,985,887
   1.79%, 9/18/02 ...........................           3,000         2,988,216
   1.79%, 9/25/02 ...........................           1,523         1,516,487
   1.88%, 7/01/02 ...........................          24,800        24,800,000
   2.45%, 6/17/03 ...........................           5,000         5,000,000
Federal National Mortgage Association
   1.69%, 9/27/02 FRN .......................           5,000         4,999,159
   1.69%, 3/27/03 FRN .......................           5,000         4,997,069
   1.72%, 11/29/02 FRN ......................          10,000         9,998,859
   1.74%, 5/05/03 FRN .......................           5,000         4,996,733
   1.74%, 9/18/02 ...........................           4,000         3,984,727
   1.75%, 9/03/02 ...........................           4,375         4,361,389
   1.78%, 9/11/02 ...........................           2,100         2,092,524
                                                                  -------------
Total U.S. Government Agency Obligations
   (amortized cost $94,666,906) .............                        94,666,906
                                                                  -------------
COMMERCIAL PAPER - 29.5%
Banque Caisse d'Epargne L'Etat
   1.83%, 9/03/02 ...........................           4,000         3,986,987
CDC Commercial Paper, Inc.
   1.75%, 8/06/02 ...........................           6,000         5,989,500
Eksport Finans ALS
   1.88%, 9/16/02 ...........................           2,300         2,290,751
General Electric Capital Corp.
   1.79%, 8/12/02 ...........................           5,000         4,989,558
KBC Financial Products, Ltd.
   1.79%, 9/25/02 ...........................           2,000         1,991,448
Prudential Plc
   1.79%, 9/06/02 ...........................           3,000         2,990,006
Salomon Smith Barney, Inc.
   1.79%, 9/10/02 ...........................           3,500         3,487,644
Shell Finance
   1.86%, 9/05/02 ...........................           4,000         3,986,360
Snap-On, Inc.
   1.80%, 9/04/02 ...........................           2,000         1,993,500
Toyota Motor Credit Corp.
   1.76%, 7/18/02 ...........................           6,000         5,995,013
UBS Finance, Inc.
   2.00%, 7/01/02 ...........................           5,000         5,000,000
Virginia Electric & Power Co.
   1.77%, 7/10/02 ...........................           2,000         1,999,115
Wachovia Bank NA
   1.90%, 10/15/02 ..........................           1,800         1,789,930
                                                                  -------------
Total Commercial Paper
   (amortized cost $46,489,812) .............                        46,489,812
                                                                  -------------
CERTIFICATES OF DEPOSIT - 6.2%
Credit Agricole Indosuez
   1.748%, 6/30/03 FRN ......................           5,000         4,997,682
Region's Bank
   1.78%, 9/27/02 ...........................           2,000         2,000,000
Westdeutsche Landesbank
   1.79%, 8/01/02 ...........................           2,700         2,700,000
                                                                  -------------
Total Certificates of Deposit
   (amortized cost $9,697,682) ..............                         9,697,682
                                                                  -------------
CORPORATE OBLIGATIONS - 4.4%
Merck & Co., Inc.
   1.80%, 10/25/02 FRN ......................           1,000         1,000,000
Merrill Lynch & Co., Inc.
   1.813%, 4/01/03 FRN
   MTN ......................................           4,000         4,000,000
National City Bank
   1.923%, 9/03/02 FRN ......................           2,000         2,002,971
                                                                  -------------
Total Corporate Obligations
   (amortized cost $7,002,971) ..............                         7,002,971
                                                                  -------------
TOTAL INVESTMENTS - 100.1%
   (cost $157,857,371) ......................                       157,857,371
Other assets less
   liabilities - (0.1%) .....................                          (170,064)
                                                                  -------------
NET ASSETS - 100% ...........................                     $ 157,687,307
                                                                  =============

--------------------------------------------------------------------------------

Glossary of Terms:

FRN - Floating Rate Note

MTN - Medium Term Note

See Notes to Financial Statements.

MONEY MARKET PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
June 30, 2002 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

ASSETS
   Investments in securities, at value (cost $157,857,371) .....   $157,857,371
   Cash ........................................................         79,234
   Interest receivable .........................................         44,163
                                                                   ------------
   Total assets ................................................    157,980,768
                                                                   ------------
LIABILITIES
   Dividends payable ...........................................        134,731
   Advisory fee payable ........................................         61,847
   Accrued expenses ............................................         96,883
                                                                   ------------
   Total liabilities ...........................................        293,461
                                                                   ------------
NET ASSETS .....................................................   $157,687,307
                                                                   ============
COMPOSITION OF NET ASSETS
   Capital stock, at par .......................................   $    157,681
   Additional paid-in capital ..................................    157,523,092
   Undistributed net investment income .........................          6,534
                                                                   ------------
                                                                   $157,687,307
                                                                   ============
Class A Shares
   Net assets ..................................................   $109,794,492
                                                                   ============
   Shares of capital stock outstanding .........................    109,788,246
                                                                   ============
   Net asset value per share ...................................   $       1.00
                                                                   ============
Class B Shares
   Net assets ..................................................   $ 47,892,815
                                                                   ============
   Shares of capital stock outstanding .........................     47,892,858
                                                                   ============
   Net asset value per share ...................................   $       1.00
                                                                   ============

--------------------------------------------------------------------------------

See Notes to Financial Statements

MONEY MARKET PORTFOLIO
STATEMENT OF OPERATIONS
Six Months Ended June 30, 2002
(unaudited)                               Alliance Variable Products Series Fund
================================================================================

INVESTMENT INCOME
   Interest .....................................................   $  1,516,573
                                                                    ------------
EXPENSES
   Advisory fee .................................................        410,082
   Distribution fee - Class B ...................................         62,653
   Custodian ....................................................         57,196
   Administrative ...............................................         46,395
   Printing .....................................................         36,019
   Audit and legal ..............................................         15,688
   Directors' fees ..............................................          2,172
   Transfer agency ..............................................            724
   Miscellaneous ................................................          3,258
                                                                    ------------
   Total expenses ...............................................        634,187
                                                                    ------------
   Net investment income ........................................        882,386
                                                                    ------------
REALIZED LOSS ON INVESTMENTS
   Net realized gain on investment transactions .................             15
                                                                    ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS ......................   $    882,401
                                                                    ============

--------------------------------------------------------------------------------

See Notes to Financial Statements.

MONEY MARKET PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS        Alliance Variable Products Series Fund
================================================================================

                                                                     Six Months Ended      Year Ended
                                                                       June 30, 2002       December 31,
                                                                        (unaudited)           2001
                                                                     =================    =============
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income .........................................     $     882,386      $   5,699,356
   Net realized gain on investments ..............................                15                457
                                                                       -------------      -------------
   Net increase in net assets from operations ....................           882,401          5,699,813

DIVIDENDS TO SHAREHOLDERS FROM
   Net investment income
     Class A .....................................................          (656,090)        (4,947,616)
     Class B .....................................................          (226,857)          (751,740)

CAPITAL STOCK TRANSACTIONS
   Net increase (decrease) .......................................       (20,173,584)        21,832,593
                                                                       -------------      -------------
   Total increase (decrease) .....................................       (20,174,130)        21,833,050

NET ASSETS
   Beginning of period ...........................................       177,861,437        156,028,387
                                                                       -------------      -------------
   End of period (including undistributed net investment
     income of $6,534 and $6,623, respectively) ..................     $ 157,687,307      $ 177,861,437
                                                                       =============      =============

--------------------------------------------------------------------------------

See Notes to Financial Statements.

MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
June 30, 2002 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

NOTE A: Significant Accounting Policies

The Money Market Portfolio (the "Portfolio") is a series of Alliance Variable Products Series Fund, Inc. (the "Fund"). The Portfolio's investment objective is to seek safety of principal, excellent liquidity and maximum current income to the extent consistent with the first two objectives. The Fund was incorporated in the State of Mary land on November 17, 1987, as an open-end series investment company. The Fund offers nineteen separately managed pools of assets which have differing investment objectives and policies. The Portfolio offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan.

The Portfolio offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at the Portfolio's net asset value per share.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Security Valuation

Securities in which the Portfolio invests are valued at amortized cost which approximates fair value, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a straight-line basis to maturity.

2. Taxes

It is the Portfolio's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. The Portfolio amortizes premiums and accretes discounts as adjustments to interest income. Investment gains and losses are determined on the identified cost basis.

4. Income and Expenses

Expenses attributable to a single portfolio are charged to that portfolio. Expenses of the Fund are charged to each portfolio in proportion to net assets. All income earned and expenses incurred by a portfolio with multi-class shares outstanding are borne on a pro-rata basis by each outstanding class of shares, based on the proportionate interest in the portfolio represented by the net assets of such class, except that the portfolio's Class B shares bear the distribution fees.

5. Dividends and Distributions

The Portfolio declares dividends daily from net investment income. The dividends are paid monthly. Net realized gains distributions, if any, will be made at least annually. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with accounting principles generally accepted in the United States. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, the Portfolio pays Alliance Capital Management L.P. (the "Adviser"), an investment advisory fee at an annualized rate of .50% of the Portfolio's average daily net assets.

Pursuant to the advisory agreement, the Portfolio paid $46,395 to the Adviser representing the cost of certain legal and accounting services provided to the Portfolio by the Adviser for the six months ended June 30, 2002.

Prior to May 1, 2002, the Adviser agreed to waive its fee and to reimburse additional operating expenses ("Expense Limitation Undertaking") to the extent necessary to limit total operating expenses on an annual basis to .95% and 1.20% of the average daily net assets for Class A and Class B shares, respectively. The Adviser

MONEY MARKET PORTFOLIO
NOTES TO FINANCIAL STATEMENTS
continued                                 Alliance Variable Products Series Fund
================================================================================

terminated the Expense Limitation Undertaking effective May 1, 2002.
Any expense waivers or reimbursements are accrued daily and paid monthly. For the six months ended June 30, 2002, there were no such waivers or reimbursements.

The Portfolio compensates Alliance Global Investor Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $724 for the six months ended June 30, 2002.

--------------------------------------------------------------------------------

NOTE C: Distribution Plan

The Portfolio has adopted a Plan for Class B shares pursuant to Rule 12b-1 under the Investment Company Act of 1940 (the "Plan"). Under the Plan, the Portfolio pays distribution and servicing fees to the Distributor at an annual rate of up to .50% of the Portfolio's average daily net assets attributable to Class B shares. The fees are accrued daily and paid monthly. The Board of Directors currently limit payments under the Plan to .25% of the Portfolio's average daily net assets attributable to Class B shares. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities.

The Portfolio is not obligated under the Plan to pay any distribution and servicing fees in excess of the amounts set forth above. The purpose of the payments to the Distributor under the Plan is to compensate the Distributor for its distribution services with respect to the sale of the Portfolio's shares. Since the Distributor's compensation is not directly tied to its expenses, the amount of compensation received by it under the Plan during any year may be more or less than its actual expenses. For this reason, the Plan is characterized by the staff of the Commission as being of the "compensation" variety.

In the event that the Plan is terminated or not continued, no distribution and servicing fees (other than current amounts accrued but not yet paid) would be owed by the Portfolio to the Distributor.

The Plan also provides that the Adviser may use its own resources to finance the distribution of the Portfolio's shares.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

At June 30, 2002, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

--------------------------------------------------------------------------------

NOTE E: Distributions to Shareholders

The tax character of distributions paid during the fiscal year ended December 31, 2001 and December 31, 2000 were as follows:

                                                      2001               2000
                                                   ==========         ==========
Distributions paid from:
   Ordinary income .......................         $5,699,356         $7,531,220
Total taxable distributions ..............          5,699,356          7,531,220
                                                   ----------         ----------
Total distributions paid .................         $5,699,356         $7,531,220
                                                   ==========         ==========

As of December 31, 2001, the components of accumulated earnings/(deficit) on a tax basis were as follows:

Undistributed ordinary income ..................................     $     7,080
                                                                     -----------
Accumulated earnings ...........................................           7,080
                                                                     -----------
Total accumulated earnings/(deficit) ...........................     $     7,080
                                                                     ===========

                                          Alliance Variable Products Series Fund
================================================================================

NOTE F: Capital Stock

There are 2,000,000,000 shares of $.001 par value capital stock authorized, divided into two classes, designated Class A and Class B shares. Each class consists of 1,000,000,000 authorized shares. Transactions in capital stock were as follows:

                                      ------------------------------------   ------------------------------------
                                                      SHARES                                  AMOUNT
                                      ------------------------------------   ------------------------------------
                                      Six Months Ended       Year Ended       Six Months Ended       Year Ended
                                        June 30, 2002        December 31,       June 30, 2002        December 31,
                                         (unaudited)            2001             (unaudited)             2001
                                      ================      ==============    ================      ==============
Class A
Shares sold .......................         78,825,010         428,367,063      $   78,825,010      $  428,367,063
Shares issued in reinvestment of
   dividends ......................            656,090           4,947,617             656,090           4,947,617
Shares redeemed ...................        (98,386,630)       (450,884,651)        (98,386,630)       (450,884,651)
                                        --------------      --------------      --------------      --------------
Net decrease ......................        (18,905,530)        (17,569,971)     $  (18,905,530)     $  (17,569,971)
                                        ==============      ==============      ==============      ==============

Class B
Shares sold .......................         75,923,478         130,244,017      $   75,923,478      $  130,244,017
Shares issued in reinvestment of
   dividends ......................            226,857             751,740             226,857             751,740
Shares redeemed ...................        (77,418,389)        (91,593,193)        (77,418,389)        (91,593,193)
                                        --------------      --------------      --------------      --------------
Net increase (decrease) ...........         (1,268,054)         39,402,564      $   (1,268,054)     $   39,402,564
                                        ==============      ==============      ==============      ==============

MONEY MARKET PORTFOLIO
FINANCIAL HIGHLIGHTS                      Alliance Variable Products Series Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                             --------------------------------------------------------------------------------------
                                                                                  Class  A
                                             --------------------------------------------------------------------------------------
                                              Six Months
                                                Ended                                Year Ended December 31,
                                             June 30, 2002     ====================================================================
                                              (unaudited)          2001          2000          1999          1998          1997
                                             =============     ============  ============  ============  ============  ============
Net asset value, beginning of period .......    $   1.00         $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                --------         --------      --------      --------      --------      --------
Income From Investment Operations
Net investment income ......................         .01              .04           .06           .05           .05           .05
                                                --------         --------      --------      --------      --------      --------
Less: Dividends
Dividends from net investment income .......        (.01)            (.04)         (.06)         (.05)         (.05)         (.05)
                                                --------         --------      --------      --------      --------      --------
Net asset value, end of period .............    $   1.00         $   1.00      $   1.00      $   1.00      $   1.00      $   1.00
                                                ========         ========      ========      ========      ========      ========
Total Return
Total investment return based on net
   asset value (a) .........................         .57%            3.57%        5.91%         4.69%          4.98%         5.11%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)       $109,794         $128,700     $146,270      $134,467       $119,574      $ 67,584
Ratio to average net assets of:
   Expenses ................................         .70%(b)          .63%         .67%          .64%           .68%          .64%
   Net investment income ...................        1.15%(b)         3.55%        5.73%         4.59%          4.84%         5.00%


                                                        ---------------------------------------------------------
                                                                                  Class B
                                                        ---------------------------------------------------------
                                                         Six Months              Year Ended            June 16,
                                                            Ended                December 31,         1999(c) to
                                                        June 30, 2002    ==========================  December 31,
                                                         (unaudited)         2001          2000          1999
                                                        ==============   ============  ============  ============
Net asset value, beginning of period ..................    $   1.00        $   1.00      $   1.00      $   1.00
                                                           --------        --------      --------      --------
Income From Investment Operations
Net investment income .................................          -0-            .03           .05           .02
                                                           --------        --------      --------      --------
Less: Dividends
Dividends from net investment income ..................          -0-(d)        (.03)         (.05)         (.02)
                                                           --------        --------      --------      --------
Net asset value, end of period ........................    $   1.00        $   1.00      $   1.00      $   1.00
                                                           ========        ========      ========      ========
Total Return
Total investment return based on net asset value (a) ..         .45%           3.32%         5.65%         2.52%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) .............    $ 47,893        $ 49,161      $  9,758      $  1,163
Ratio to average net assets of:
   Expenses ...........................................         .95%(b)         .90%          .95%          .89%(b)
   Net investment income ..............................         .91%(b)        2.60%         5.64%         4.71%(b)

--------------------------------------------------------------------------------

(a) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(b)   Annualized.

(c)   Commencement of distribution.

(d)   Amount is less than $.01 per share.

MONEY MARKET PORTFOLIO                    Alliance Variable Products Series Fund
================================================================================

BOARD OF DIRECTORS

John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS

Kathleen A. Corbet, Senior Vice President
Alfred L. Harrison, Senior Vice President
Andrew S. Adelson, Vice President
Andrew Aran, Vice President
Bruce K. Aronow, Vice President
Edward Baker, Vice President
Thomas J. Bardong, Vice President
Matthew Bloom, Vice President
Mark H. Breedon, Vice President
Russell Brody, Vice President
Kenneth T. Carty, Vice President
Frank Caruso, Vice President
Jack F. Chiodi, Vice President
Paul J. DeNoon, Vice President
Joseph C. Dona, Vice President
Gregory Dube, Vice President
Marilyn G. Fedak, Vice President
Jane Mack Gould, Vice President
David A. Kruth, Vice President
Alan E. Levi, Vice President
Michael Levy, Vice President
Gerald T. Malone, Vice President
Andrew Moloff, Vice President
Michael Mon, Vice President
Daniel Nordby, Vice President
Raymond J. Papera, Vice President
Douglas J. Peebles, Vice President
Jeffrey S. Phlegar, Vice President
Daniel G. Pine, Vice President
Steven Pisarkiewicz, Vice President
Michael J. Reilly, Vice President
John Ricciardi, Vice President
Paul C. Rissman, Vice President
Kevin F. Simms, Vice President
Michael A. Snyder, Vice President
Annie Tsao, Vice President
Jean Van De Walle, Vice President
Richard A. Winge, Vice President
Sandra Yeager, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

INDEPENDENT AUDITORS

Ernst & Young LLP
5 Times Square
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672

--------------------------------------------------------------------------------

(1)   Member of the Audit Committee.

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